Note 21 - Supplementary Data (Details 2) - Selected Quarterly Financial Data (Unaudited) (USD $) In Millions, unless otherwise specified	9 Months Ended	10 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012
Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) [Line Items]
Net sales	$ 118.2	$ 627.7	$ 843.2	$ 731.2
Predecessor [Member]
Note 21 - Supplementary Data (Details) - Selected Quarterly Financial Data (Unaudited) [Line Items]
Net sales		627.7		731.2	67.2	[1]	188.4	190.0	182.1	182.4	180.4	186.2	182.2
Gross profit		322.8		355.1	34.0	[1]	99.0	96.5	93.3	88.8	89.7	90.3	86.3
Net income (loss) attributable to MacDermid, Inc.		$ 13.2		$ 46.0	$ (10.7)	[1]	$ 14.5	$ (5.9)	$ 15.2	$ 5.5	$ 10.0	$ 25.5	$ 4.9

[1]	(c)MacDermid's fourth quarter includes results from October 1, 2013 through October 31, 2013.